List of Material Subsidiaries - Schedule of List of Material Subsidiaries (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Make My Trip Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of entity	MakeMyTrip Inc.	MakeMyTrip Inc.
Place of Incorporation	Delaware, USA	Delaware, USA
Ownership interest	100.00%	100.00%
MakeMyTrip (India) Private Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of entity	MakeMyTrip (India) Private Limited	MakeMyTrip (India) Private Limited
Place of Incorporation	India	India
Ownership interest	100.00%	100.00%
Ibibo Group Holdings Singapore Pte Ltd
Disclosure of subsidiaries [Line Items]
Name of entity	Ibibo Group Holdings (Singapore) Pte. Ltd.	Ibibo Group Holdings (Singapore) Pte. Ltd.
Place of Incorporation	Singapore	Singapore
Ownership interest	100.00%	100.00%
Ibibo Group Private Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of entity	Ibibo Group Private Limited	Ibibo Group Private Limited
Place of Incorporation	India	India
Ownership interest	100.00%	100.00%
Luxury Tours & Travel Pte Ltd [Member]
Disclosure of subsidiaries [Line Items]
Name of entity	Luxury Tours & Travel Pte Ltd	Luxury Tours & Travel Pte Ltd
Place of Incorporation	Singapore	Singapore
Ownership interest	100.00%	100.00%
Luxury Tours (Malaysia) Sdn Bhd. [Member]
Disclosure of subsidiaries [Line Items]
Name of entity	Luxury Tours (Malaysia) Sdn Bhd.	Luxury Tours (Malaysia) Sdn Bhd.
Place of Incorporation	Malaysia	Malaysia
Ownership interest	100.00%	100.00%
ITC Bangkok Co. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of entity	ITC Bangkok Co. Ltd.	ITC Bangkok Co. Ltd.
Place of Incorporation	Thailand	Thailand
Ownership interest	100.00%	100.00%